FT Vest Laddered Max Buffer ETF Expense Example, No Redemption - FT Vest Laddered Max Buffer ETF - FT Vest Laddered Max Buffer ETF	May 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 98
Expense Example, No Redemption, 3 Years	306
Expense Example, No Redemption, 5 Years	531
Expense Example, No Redemption, 10 Years	$ 1,178